INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Current and non-current income tax assets	$ 63	$ 58
Non-recognized losses	8,496	8,968
Deferred tax liabilities	27	26
Recognized losses	473	388
Pillar Two Tax
Income taxes
Recognized losses	8,969
Unused tax credits for Pillar Two Tax	369
Luxembourg
Income taxes
Non-recognized losses	6,932	6,232
Netherlands
Income taxes
Non-recognized losses	1,456	2,579
Pakistan, Uzbekistan and Kazakhstan
Income taxes
Deferred tax liabilities	19	19
Foreign subsidiaries outside Netherlands
Income taxes
Undistributed earnings of VEON's foreign subsidiaries	6,422	6,241
Pakistan Mobile Communications Limited
Income taxes
Estimated financial effect of contingent liabilities	$ 155	$ 287